SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the date of issuance of the consolidated financial statements, and except for the following events with material financial impact on the Group’s consolidated financial statements, no other subsequent event is identified that would have required adjustment or disclosure in the consolidated financial statements.

On March 28, 2018, the Group announced that Mr. Herman Man Guo, the chairman of the Company’s board of directors and chief executive officer, intends to purchase the Company’s ordinary shares in the form of American depositary shares (“ADS”) with an aggregate value of up to $5,000 during the next six months. Mr. Guo expects to fund the purchase with his own resources. On September 28, 2018, the Group announced that Mr. Herman Man Guo would proceed with purchase announced on March 28, 2018 once the Company regains its disclosure compliance.

On May 24, 2018, Wangfan Tianxia Network Technology Co.,Ltd., together with two third parties companies, set up Beijing Dahangfeng Culture Advertising Co., Ltd. (“Dahangfeng”) with registered capital of RMB1,000 ($154) the Company holds 40% of the equity interests in Dahangfeng. The capital contribution has not been paid by the Company up to the issuance of the consolidated financial statements.

Early 2018, the management noticed unexpected operational underperformance from Wi-Fi services on trains, long-halt buses and gas station media service. An immediate assessment indicated that the underperformance could be ascribed to i) the wide spread of 4G technology and affordable data plans; and ii) a depleting marketing budget from some of our advertisers. In order to prevent further losses while broadening our comprehension of the impacts of the technologies and market situation imposed on our business components, the management ceased operations in Wi-Fi service on long-halt buses and gas station media services, scaled down operations in Wi-Fi service on trains, and commissioned a comprehensive review to determine the sustainability of these business components. As of August 31, 2018, the management has negotiated an early termination of Wi-Fi services on trains managed by five local railroad administrative authorities without incurring any penalty.

On March 29, 2018 and August 23, 2018, the Group entered into a MoU and its supplemental agreement respectively, with, among others, Beijing Longde Wenchuang Investment Fund Management Co., Ltd and Beijing Cultural Center Construction and Development Fund (Limited Partnership), under which, among other things, Linghang Shengshi and Mr. Guo have agreed to pay or make available to AM Advertising on or prior to May 30, 2018 and furhter extended to September 30, 2018 an aggregate of RMB304,553,900 which was to be discounted by the following amounts (i) the RMB152,000,000 profits attributable to Linghang Shengshi, Mr. Guo and Mr. Xu for the first nine months of 2015, based on a third-party pro forma audit report on the Target Business; (ii) the shareholder loan of RMB88,000,000 in principal balance and RMB7,840,000 in interests; and (iii) the payment of RMB56,713,900 in cash after the sale of the 20.32% equity interests in AM Advertising, which consisted of 20% equity interests hold by the Group and 0.32% equity interests hold by Mr. Man Guo, and following the completion of the foregoing arrangements, our obligations with respect to the profit target for 2015, the earnout provision for the first nine months of 2015 and the shareholder loans between AM Advertising and AirMeia Shengshi shall be deem completed. According to the aforesaid MoU, after Linghang Shengshi, Mr. Guo and Mr. Xu transfer all the equity interest of AM Advertising, they will cease to be shareholders of AM Advertising and will not be able to continuously assume the obligations in connection with the profit commitment and earn out provision as a matter of fact. The Group is negotiating for further extension of MoU.

On July 9, 2018, the Company entered a framework agreement with SenseGain Asset Management Co. Ltd. (“SenseGain”), which SenseGain promised to inject AM Online with an amount no more than RMB 150,000. The amount hasn’t been paid as of the report insurance date.